Income Tax Net Deferred Tax Assets and Liabilities Components (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic net current deferred tax liabilities	$ 0.0	$ 164.6
Foreign net current deferred tax liabilities	0.0	0.2
Foreign net current deferred tax assets	0.0	27.2
Net current deferred tax liabilities	0.0	137.6
Domestic net non-current deferred tax assets	0.0	23.1
Domestic net non-current deferred tax liabilities	195.0	0.0
Foreign net non-current deferred tax assets	20.2	35.1
Foreign net non-current deferred tax liabilities	573.9	746.4
Net non-current deferred tax liabilities	$ 748.7	$ 688.2